The Company and Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization and Liquidity
Foreign currency gain, net	$ 1,100	$ 700	$ 265	$ 181